Expense Example {- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Investor PRO-09 - Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942